Net Pension Cost (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 9.9	$ 0.1	₨ 10.2	₨ 7.7
Interest cost	44.9	0.7	43.7	48.4
Expected return on plan assets	(32.1)	(0.5)	(36.0)	(38.7)
Actuarial (gains)/losses	155.1	2.4	34.8	5.2
Net pension cost	₨ 177.8	$ 2.7	₨ 52.7	₨ 22.6